Capital and Reserves (Tables)	6 Months Ended
Jun. 30, 2023
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Summary of Shareholding structure of Shareholders of Parent
As of June 30, 2023 issued share capital of the Company was as follows:

	Shares (number)	Share Capital (in thousand Euros)
Class A shares of euro 0.12 nominal value each	173,445,211	20,816
Class B shares of euro 1.20 nominal value each	22,250,793	26,701
Class C shares of euro 1.08 nominal value each	1,020,000	1,102

Total	196,716,004	48,619

Summary of authorized share capital
As of June 30, 2023 and December 31, 2022, authorized share capital was as follows:

June 30, 2023	Shares (number)	Nominal (Euros)	Share Capital (in thousand Euros)
Class A Shares	401,020,000	0.12	48,122
Class B Shares	48,980,000	1.20	58,776
Conversion shares	1,020,002	1.08	1,102

Total	451,020,002		108,000

December 31, 2022	Shares (number)	Nominal (Euros)	Share Capital (in thousand Euros)
Class A Shares	400,000,000	0.12	48,000
Class B Shares	50,000,000	1.20	60,000
Conversion shares	2	1.08	0

To tal	450,000,002		108,000

Summary of Share Capital and Share Premium Movements
During the six months ended June 30, 2023, there were the following share capital and share premium movements:

	Shares (number)	Price per Share (Euros)	Share Capital (In thousand Euros)	Share Premium (In thousand Euros)
At December 31, 2022	172,151,148		45,769	378,240

January 2023: Stock option plan execution (MSOP/ESOP) (Class A shares)	140,594	0.12	17	622
January 2023: Payment in shares Coil acquisition (MSOP/ESOP) (Class A shares)	272,826	0.12	33	2,284
February 2023: Stock option plan execution (MSOP/ESOP) (Class A shares)	168,085	0.12	20	113
March 2023: Stock option plan execution (MSOP/ESOP/RSU) (Class A shares)	141,071	0.12	17	437
March 2023: Founder warrants execution (Class B shares)	20,000	1.20	24	173
March 2023: Change Cass B shares into Class A shares and Class C shares	20,000	—	—	—
April 2023: Stock option plan execution (MSOP/ESOP/RSU) (Class A shares)	569,745	0.12	69	6,313
April 2023: Capital increase (ATM) (Class A shares)	175,586	0.12	21	390
May 2023: Stock option plan execution (MSOP/ESOP) (Class A shares)	181,144	0.12	22	648
May 2023: Capital increase (ATM) (Class A shares)	2,312,313	0.12	278	5,464
June 2023: Stock option plan execution (MSOP/ESOP/RSU/ESPP) (Class A shares)	660,045	0.12	79	2,068
June 2023: Capital Increase (Private placement) (Class A shares)	18,832,432	0.12	2,261	42,689
June 2023: Change Cass B shares into Class A shares and Class C shares	1,000,000
June 2023: Capital increase (ATM) (Class A shares)	71,015	0.12	9	55

At June 30, 2023	196,716,004		48,619	439,496